Basic and Diluted Loss Per Share (Detail) (USD $)	12 Months Ended						17 Months Ended	89 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012
Earnings Per Share Disclosure [Line Items]
Net loss	$ (14,387,782)	$ (7,909,113)	$ (4,023,026)	$ (6,936,705)	$ (12,913,566)	$ (3,359,697)	$ (370,893)	$ (49,900,782)
Less: Preferred stock dividends	0	(81,651)
Net loss available to common stockholders	$ (14,387,782)	$ (7,990,764)
Weighted-average shares outstanding -basic and diluted (in shares)	36,322,565	34,514,594
Net loss per share - basic and diluted (in dollars per share)	$ (0.40)	$ (0.23)